INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS

7. INVESTMENTS

The Group’s investments comprise the following:

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2021	2021
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—	5.00%
Skychain Technologies Inc. (“Skychain”) <1>	—	4,609,500	723,331	15.11%
Maxline Holdings Limited (“Maxline”)	—	—	—	29.00%
Nanyang Herbs Pte. Ltd. (“Nanyang Herbs”) <2>	—	—	—	50.00%
Leading Choice Holdings Limited (“Leading Choice”) <9>	—	—	—	0%

Investments accounted for under cost method:	—	—	—
Smartposting Co, Ltd. (“Smartposting”)	—	—	—	14.55%
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”)	—	—	—	9.90%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Dragonfly Ventures II, L.P. (“Dragonfly”)<3>	—	19,519,950	3,063,106	1.19%
Redblock Inc. (“Redblock”) <4>	—	1,942,860	304,877	1.00%
Plutux Limited (“Plutux”)	—	—	—	8.00%
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”)	—	—	—	9.90%
Shangdong Shanyeyunye Culture Co., Ltd. (“Shanyeyunye”) <10>	—	—	—	10.00%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <11>	—	—	—	9.09%
Shanghai Lingjun Sports Culture Development Co., Ltd. (“Shanghai Lingjun”) <6>	—	6,000,000	941,531	12.76%
Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”) <7>	—	2,000,000	313,844	4.00%
Skychain Technologies Inc. (“Skychain”) <1>	—	10,653,015	1,670,121	15.11%
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <12>	—	—	—	1.28%

Investments accounted for under readily determinable fair values
SMI Vantage(“SMI”) <5>	—	14,850,376	2,330,348	12.6%
FF Intelligent Mobility Global Holdings Ltd. (“FF Intelligent”) <8>	—	14,349,418	2,251,737	*
Total	—	73,915,119	11,598,895

*Less than 1%

<1> Skychain

In April 2021, the Group signed a legally binding term sheet on a CAD4 million investment in Skychain Technologies Inc., a company listed in TSX Venture Exchange in Canada. The purpose of the investment is for the construction and operation of a 12 MW cryptocurrency mining facility located in Birtle, Manitoba, Canada. In June 2021, we announced the closing of the investment in Skychain and entered into subscription agreements to purchase share units and debentures issued by Skychain Technologies Inc. Upon the completion of construction, we plan to deploy our cryptocurrency mining machines there. The Group invested RMB10.6 million (US$1.7 million) to get 15.11% of shares and RMB10.6 million (US$1.7 million) to get the Debentures of Skychain, the Debentures shall mature on the fourth anniversary of the closing date，the Group have an option to extend maturity for additional 12 months, and the Debentures bear interest at a rate of 1% per annum. The Group recorded share of loss of RMB1.7 million (US$0.3 million) and impairment of loss of RMB 4.3 million (US$0.7 million) for the year ended December 31, 2021.

<2> Nanyang Herbs

In February 2020, the Group entrusted a nominee to hold trust shares of 50% in Nanyang Herbs and the nominee is to exercise rights in accordance with the instruction of the Group. In February 2020, Nanyang Herbs entered into a research collaboration agreement with Nanyang Technological University (“NTU”) to jointly provide technology and financial support to fund the research project to embark on evidence-based study to illustrate the medicinal values and efficacies of certain herbs. The Group has invested an amount of RMB3.3 million (US$0.5 million) to Nanyang Herbs in 2020 and amount of RMB3.3 million (US$0.5 million) in 2021. Because of the uncertainty of medical research projects, the Group incurred loss of RMB 3.3 million (US$0.5 million) for the year ended December 31, 2020. Also, the Group incurred another loss of RMB 3.3 million (US $0.5 million) for the ended December 31, 2021.

<3> Dragonfly

In March 2021, the Group entered into an investment agreement with Dragonfly Ventures II, L.P. (“Dragonfly”). The Group invested RMB19.5 million (US$3.0 million) in 2021.

<4> Redblock

In July 2021, the Group entered into an investment agreement with Redblock Inc. (“Redblock “). The Group invested RMB1.9 million (US$0.3 million) in 2021.

<5> SMI

In June 2021, the Group entered into a subscription agreement with SMI Vantage (“SMI”), which we paid RMB 1.6 million (US$0.25 million) to subscribe shares and options of SMI. In August 2021 we exercised the options, and paid RMB 4.9 million (US$0.77 million) to obtain additional shares. The Group recorded an investment income of RMB 8.3 million (US$1.3 million) for the year ended December 31, 2021.

<6> Shanghai Lingjun

In August 2021, the Group enterd into an agreement with Shanghai Lingjun Sports Culture Development Co., Ltd. (“Shanghai Lingjun”). The Group invested RMB6.0 million (US$0.9 million) in Shanghai Lingjun for an equity interest of 12.76%.

<7> Hangzhou Lianfang

In August 2021, the Group entered into an investment agreement with Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”). The Group invested RMB2.0 million (US$0.3 million) in Hangzhou Lianfang for an equity interest of 4.00%.

<8> FF Intelligent (formerly known as Smart King Limited)

In March 2019, the Group entered into a joint venture agreement with Faraday & Future Inc. (“F&F”) in an attempt to enter into electric vehicle business. In April 2019, the Group paid an initial deposit of US$5.0 million to F&F through an interest-free loan from Ark Pacific Associates Limited (“Ark Pacific Associates”), an entity affiliated with the Group’s former president. In November 2020, the Group converted the initial deposit of US$5.0 million into 2,994,011 Class B ordinary shares of FF Intelligent, the holding company of F&F that operates its electric vehicles business, at a pre-agreed conversion price set forth in the joint venture agreement. As a result of this conversion, the capital commitment in the joint venture agreement was deemed released. The prepaid deposit for joint venture was fully impaired in 2019 as the actual progress of the joint venture was below expectations. The initial recognition for the investment in FF Intelligent is recorded at nil. On July 21, 2021, FF Intelligent completed a merger with a SPAC company and became a public company FF Intelligent Electric Inc. (Nasdaq: FFIE). The Group owns 423,053 shares of FFIE after the merger. Such shares are subject to a 6-month lock-up period and were released to The9’s brokerage account in January 2022. The Group rebooked the investment for the 423,053 shares of FFIE received from F&F and recognized a gain on investments of RMB 37.7 million (US$ 5.9 million), The Group recognized a loss on change in investment of RMB 23.4 million (US$ 3.7 million) based on its fair value as of December 31, 2021. As the result, the Group recognized a net gain of RMB 14.3 million (US$ 2.2 million) for the year end December 31, 2021

<9>Leading Choice

In September 2018, the Group completed a share exchange transaction with Leading Choice, which is a private company incorporated under the laws of Hong Kong for issuance and sale of 21,000,000 ordinary shares of the Company with a specific lock-up period. In exchange, the Company obtained 20% equity interest in Leading Choice. The fair value of 20% equity interest in Leading Choice was considered to be the nominal value of ordinary shares of the Group in the nonmonetary exchange transaction. The investment was fully impairment in 2018. In 2020, the Group disposed its 20% equity interest in Leading Choice to a third for a consideration of RMB0.2 million (US$0.03 million) and recorded a gain on disposal of RMB0.2 million (US$0.03 million).

<10>Shanyeyunye

In June 2020, the Group entered into an investment agreement with third parties to establish Shandong Shanyeyunye. The Group invested a total of RMB5.0 million (US$0.8 million) in Shanyeyunye for an equity interest of 10%. Shanyeyunye is to establish a joint venture with Shandong Dazhong Digital Culture Technology Co., Ltd. to develop and operates chess and card leisure games in the Province of Shandong. Due to level of uncertainty involved to the succeed to develop and launch the game in the future, the Group recorded an impairment loss of RMB5.0 million (US$0.8 million) for the year ended December 31, 2020.

<11>BeijingNaonao

In August 2020, the Group entered into an investment agreement with Beijing Weiming Naonao Technology Co., Ltd. (“Beijing Naonao”), which aims to develop and operate games designed for therapy purposes. The Group invested RMB3.0 million (US$0.5 million) in Beijing Naonao for an equity interest of 9.09%. Due to level of uncertainty involved to succeed to develop and launch the game in the future, the Group recorded an impairment loss of RMB3.0 million (US$0.5 million) for the year ended December 31, 2020.

<12> SIVA

In 2020, the Group considered to dispose its investment in SIVA and has performed an impairment assessment to consider the recoverable amount of the investment. The Group recorded an impairment loss of RMB10.0 million (US$1.6 million) for the year ended December 31, 2020.

For the investments in equity, the Group has recorded share of loss of RMB2.8 million, RMB2.2 million and RMB1.7 million (US$0.3 million) for the years ended December 31, 2019, 2020 and 2021, respectively.

In total, the Group recorded impairment charges relating to its investments in equity and other of RMB8.5 million, RMB19.2 million and RMB3.3 million (US$0.5 million) for the years ended December 31, 2019, 2020 and 2021, respectively.